Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital

	2025	2024
Adjusted net debt to adjusted EBITDA	1.8	2.2
Adjusted EBITDA to adjusted finance costs	8.6	7.2
Debt to capital (calculated as adjusted total debt to adjusted capital) (Limit: 0.65 : 1.00)	0.32 : 1.00	0.35 : 1.00

Adjusted Capital
As at December 31	2025	2024
Total shareholders' equity	25,365	24,442
Adjusted total debt	12,094	12,908
Adjusted capital	37,459	37,350

Adjusted Net Debt
As at December 31	2025	2024
Total debt	12,019	12,807
Cash and cash equivalents	(701)	(853)
Net unamortized fair value adjustments	(258)	(276)
Adjusted net debt	11,060	11,678

Adjusted Total Debt
As at December 31	2025	2024
Short-term debt	873	1,534
Current portion of long-term debt	513	1,037
Current portion of lease liabilities	346	356
Long-term debt	9,350	8,881
Lease liabilities	937	999
Total debt	12,019	12,807
Letters of credit – financial	75	101
Adjusted total debt	12,094	12,908

Adjusted Finance Costs
	2025	2024
Finance costs (Note 9)	687	720
Unwinding of discount on asset retirement obligations (Note 22)	(50)	(49)
Borrowing costs capitalized to property, plant and equipment	71	82
Interest on net defined benefit pension and other post-retirement plan obligations	(4)	(5)
Adjusted finance costs	704	748